TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2017	Dec. 31, 2014
Tax Credit Carryforward [Line Items]
Statutory tax rate	23.00%	23.00%	[1]	23.00%	[1]
Duration of tax benefits limitation, option one minimum	2 years
Uniform tax rate							16.00%
Withholding tax	20.00%
Undistributed earnings	$ 3,842
Unrecognized deferred tax liability	521
Unrecognized tax benefits, accrued penalties and interest	219	$ 259
Penalties and interest expense	40	35
Tax benefit	3,492	$ 793		$ (13,583)
Unrecognized tax benefits affect the effective tax rate	44
Tax-exempt profit	192,000
Taxes on income	$ 36,000
Income tax rate distribution, percentage	60.00%
Income tax rate	6.00%
Israel Tax Authority [Member]
Tax Credit Carryforward [Line Items]
Tax benefit	$ 1,765
Minimum [Member]
Tax Credit Carryforward [Line Items]
Minimum percentage of income derived from export to receive tax benefits	10.00%
Distribution of dividends from the above mentioned tax exempt income	10.00%
Maximum [Member]
Tax Credit Carryforward [Line Items]
Minimum percentage of income derived from export to receive tax benefits	25.00%
Distribution of dividends from the above mentioned tax exempt income	25.00%
Development Zone A [Member]
Tax Credit Carryforward [Line Items]
Uniform tax rate							9.00%
TCJA [Member] | Minimum [Member]
Tax Credit Carryforward [Line Items]
Statutory tax rate						21.00%
TCJA [Member] | Maximum [Member]
Tax Credit Carryforward [Line Items]
Statutory tax rate						35.00%
Technological preferred enterprise[Member]
Tax Credit Carryforward [Line Items]
Tax rate derving from intellectual property	12.00%
Technological preferred enterprise[Member] | Development Zone A [Member]
Tax Credit Carryforward [Line Items]
Tax rate derving from intellectual property	7.50%

[1]	The Company restated previously issued consolidated financial statements. See Note 2 and Note 17 for additional information.